CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Class A Common Stock Common stock	Class B Common Stock Common stock	Total	Members' Equity (Deficit)	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Non-controlling Interest
Balance at the beginning of the period at Dec. 31, 2014			$ (102,303)	$ (102,327)			$ 24
Statement of Stockholders'/Members' Equity
Member distributions prior to IPO			(12,232)	(12,232)
Net income prior to IPO and reorganization			21,224	21,224
Other comprehensive income (loss)			(215)				(215)
Stock-based compensation			359	359
Balance at the end of the period at Dec. 31, 2015			(93,167)	(92,976)			(191)
Statement of Stockholders'/Members' Equity
Member distributions prior to IPO			(2,055)	(2,055)
Net income prior to IPO and reorganization			(8,176)	(8,176)
Other comprehensive income (loss)			(284)				(284)
Stock-based compensation			361	361
Balance at the end of the period at Dec. 31, 2016			(103,321)	(102,846)			(475)
Statement of Stockholders'/Members' Equity
Net income prior to IPO and reorganization			66,547	66,547
Other comprehensive income (loss)			557				557
Balance at the end of the period at Dec. 31, 2017			(36,217)	(36,299)			82
Statement of Stockholders'/Members' Equity
Member distributions prior to IPO			(26,000)	(26,000)
Net income prior to IPO and reorganization			13,648	13,648
Effect of IPO and reorganization	$ 265		250,972	$ 48,651	$ 71,195			$ 130,861
Effect of IPO and reorganization (shares)	26,450	48,440
Member distributions after IPO			(41)					(41)
Additional paid-in capital related to tax receivable agreement			11,116		11,116
Other comprehensive income (loss)			239				239
Stock-based compensation			834		834
Net income after IPO and reorganization			12,760			$ 3,753		9,007
Balance at the end of the period at Mar. 31, 2018	$ 265		$ 227,311		$ 83,145	$ 3,753	$ 321	$ 139,827
Balance at the end of the period (shares) at Mar. 31, 2018	26,450	48,440